High Yield Bond Core Fund
Portfolio of Investments
September 30, 2021 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—97.7%
	Aerospace/Defense—1.4%
$ 9,400,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	$9,811,250
650,000	TransDigm, Inc., Sr. Sub. Note, 6.375%, 6/15/2026	671,392
8,325,000	TransDigm, Inc., Sr. Sub., 6.875%, 5/15/2026	8,762,062
4,350,000	TransDigm, Inc., Sr. Unsecd. Note, 144A, 4.625%, 1/15/2029	4,350,000
9,775,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	10,056,618
2,900,000	TransDigm, Inc., Sr. Sub., Series WI, 7.500%, 3/15/2027	3,041,375
	TOTAL	36,692,697
	Airlines—0.5%
6,675,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	7,025,437
5,350,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.750%, 4/20/2029	5,771,313
	TOTAL	12,796,750
	Automotive—5.7%
10,000,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	10,250,200
1,100,000	Adient US LLC, 144A, 9.000%, 4/15/2025	1,189,375
400,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2026	411,500
2,350,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series WI, 6.500%, 4/1/2027	2,452,813
675,000	Clarios Global LP, Sec. Fac. Bond, 144A, 6.750%, 5/15/2025	712,969
3,250,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, 144A, 5.750%, 4/15/2025	3,356,112
625,000	Dana, Inc., Sr. Unsecd. Note, 4.250%, 9/1/2030	643,562
425,000	Dana, Inc., Sr. Unsecd. Note, 5.625%, 6/15/2028	458,193
6,275,000	Dornoch Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	6,282,844
600,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.096%, 5/4/2023	610,500
500,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.339%, 3/28/2022	503,440
14,175,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	14,582,531
3,575,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.813%, 10/12/2021	3,581,256
7,500,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	7,809,375
4,125,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.063%, 11/1/2024	4,342,552
2,000,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	2,123,500
3,075,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.140%, 2/15/2023	3,156,334
1,675,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.250%, 9/20/2022	1,715,200
3,225,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.271%, 1/9/2027	3,436,012
5,450,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	6,097,187
2,525,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	2,745,938
11,100,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	11,849,250
1,050,000	IAA Spinco Inc., Sr. Unsecd. Note, 144A, 5.500%, 6/15/2027	1,098,563
2,600,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	2,714,894
1,600,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	1,748,984
7,275,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2026	7,666,031
7,350,000	KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	7,441,875
495,000	Panther BF Aggregator 2 LP, Sec. Fac. Bond, 144A, 6.250%, 5/15/2026	520,690
18,900,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	20,128,500
13,000,000	Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	13,504,855
5,200,000	Schaeffler Verwaltung Zw, 144A, 4.750%, 9/15/2026	5,336,500
	TOTAL	148,471,535

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—2.5%
$ 2,550,000		Abc Supply Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	$2,546,048
800,000		American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	818,000
3,050,000		Cornerstone Building Brands, Sr. Unsecd. Note, 144A, 6.125%, 1/15/2029	3,245,886
10,125,000		Cp Atlas Buyer, Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	10,164,234
8,075,000		Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	7,925,370
3,575,000		Gyp Holdings III Corp., Sr. Unsecd. Note, 144A, 4.625%, 5/1/2029	3,619,688
2,950,000		Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	3,107,560
3,175,000		SRS Distribution, Inc., Sr. Unsecd. Note, 144A, 6.125%, 7/1/2029	3,274,251
2,875,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	2,739,731
2,850,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	2,910,563
2,400,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2028	2,493,000
10,125,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	10,454,062
5,225,000		White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	5,519,324
4,725,000		White Cap Parent LLC, Sr. Sub. Secd. Note, 144A, 8.250%, 3/15/2026	4,886,831
		TOTAL	63,704,548
		Cable Satellite—8.2%
2,650,000		Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	2,744,406
2,550,000		CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	2,632,952
6,425,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 4.500%, 5/1/2032	6,625,781
1,300,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2023	1,307,709
6,050,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	6,162,530
1,675,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2034	1,661,391
11,350,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	11,724,209
4,150,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	4,228,726
4,675,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	4,893,439
5,850,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	6,114,127
6,050,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	6,307,488
650,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	702,813
1,300,000		CSC Holdings LLC, Sr. Unsecd. Note, 6.750%, 11/15/2021	1,304,875
2,050,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	1,909,063
5,775,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	5,673,937
6,800,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	6,723,500
7,675,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	7,285,724
2,275,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.000%, 11/15/2031	2,183,318
5,050,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	5,263,868
7,450,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	7,585,255
4,175,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	4,526,535
5,875,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	6,356,910
3,975,000		DIRECTV Holdings LLC, Sec. Fac. Bond, 144A, 5.875%, 8/15/2027	4,153,875
2,500,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	2,691,325
4,275,000		DISH DBS Corp., Sr. Unsecd. Note, 7.375%, 7/1/2028	4,539,366
5,350,000		DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	6,048,041
4,775,000		DISH DBS Corp., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2029	4,684,967
4,850,000		Doyla Holdco 18 Designated Activity Co., Sr. Unsecd. Note, 144A, 5.000%, 7/15/2028	5,015,967
2,650,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 8/1/2023	1,482,132
2,475,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	1,414,933
1,975,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 9.750%, 7/15/2025	1,075,575
2,300,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.125%, 9/1/2026	2,334,500
7,175,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	7,018,047
2,600,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2028	2,647,125

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Cable Satellite—continued
$ 6,850,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	$6,890,329
4,025,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	4,357,063
10,000,000	Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	10,545,000
10,350,000	UPC Broadband Finco BV, Sr. Note, 144A, 4.875%, 7/15/2031	10,609,888
6,025,000	Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	6,186,470
2,200,000	Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	2,238,500
2,975,000	Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	3,139,369
2,075,000	Vmed O2 UK Financing I PLC, Sec. Fac. Bond, 144A, 4.250%, 1/31/2031	2,072,406
3,900,000	Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	3,989,427
1,525,000	Ziggo Bond Co. BV, Sr. Unsecd. Note, 144A, 5.125%, 2/28/2030	1,566,556
4,304,000	Ziggo Finance BV, Sec. Fac. Bond, 144A, 5.500%, 1/15/2027	4,454,640
9,500,000	Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	9,836,727
	TOTAL	212,910,784
	Chemicals—2.9%
2,800,000	Ashland LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/1/2031	2,828,000
725,000	Axalta Coat/Dutch Holding BV, Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	756,719
2,850,000	Axalta Coating Systems LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	2,775,188
5,325,000	Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 4.875%, 7/15/2024	5,557,383
3,125,000	Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 6.750%, 12/1/2027	3,321,484
6,525,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	6,598,406
3,775,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	3,845,781
6,750,000	Herens Holdco S.a.r.l., Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	6,792,187
6,625,000	Hexion, Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2027	7,080,469
2,800,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	3,090,682
275,000	INEOS Quattro Finance 2, Sec. Fac. Bond, 144A, 3.375%, 1/15/2026	278,094
12,000,000	Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	12,285,960
3,700,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 4.250%, 10/1/2028	3,650,920
2,850,000	Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	2,827,770
5,800,000	Polar US Borrower LLC, Sr. Unsecd. Note, 144A, 6.750%, 5/15/2026	5,843,587
1,325,000	SPCM SA, 144A, 3.125%, 3/15/2027	1,328,246
1,100,000	SPCM SA, Sr. Unsecd. Note, 144A, 3.375%, 3/15/2030	1,100,523
1,875,000	WR Grace Holdings LLC, 144A, 4.875%, 6/15/2027	1,931,250
3,550,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	3,665,410
	TOTAL	75,558,059
	Construction Machinery—0.8%
8,525,000	H&E Equipment Services, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/15/2028	8,502,409
2,050,000	Terex Corp., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2029	2,126,875
2,150,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.750%, 1/15/2032	2,176,875
725,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.875%, 11/15/2027	760,344
4,100,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	4,339,932
2,425,000	United Rentals, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	2,488,656
950,000	United Rentals, Inc., Sr. Unsecd. Note, 5.500%, 5/15/2027	998,336
	TOTAL	21,393,427
	Consumer Cyclical Services—2.4%
3,950,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	4,181,194
5,550,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	5,484,066
14,725,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	16,038,838
1,425,000	Atlas Luxco 4 S.a.r.l. / Allied Universal Holdings Co. LLC / Alled Universal Finance Corp., Sec. Fac. Bond, 144A, 4.625%, 6/1/2028	1,422,335
3,775,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	3,779,719

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical Services—continued
$ 5,425,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	$5,322,820
3,575,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	3,731,406
14,778,000	GW B-CR Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	16,013,441
5,925,000	Signal Parent, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/1/2029	5,665,781
850,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 5.500%, 7/15/2025	889,776
	TOTAL	62,529,376
	Consumer Products—1.2%
11,175,000	BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	11,133,094
3,900,000	Diamond BC BV, Sr. Unsecd. Note, 144A, 4.625%, 10/1/2029	3,963,433
2,950,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	2,949,115
2,200,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	2,326,236
4,950,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	4,919,062
3,250,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	3,310,255
2,000,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 3.750%, 4/1/2031	1,932,540
625,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 5.125%, 1/15/2028	652,969
	TOTAL	31,186,704
	Diversified Manufacturing—1.0%
769,000	CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.375%, 2/15/2026	810,157
2,625,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 3.625%, 5/1/2029	2,681,142
13,975,000	Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	14,516,531
875,000	Titan Acquisition Ltd., Sr. Unsecd. Note, 144A, 7.750%, 4/15/2026	895,344
1,450,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	1,549,151
5,900,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	6,541,625
	TOTAL	26,993,950
	Finance Companies—2.0%
5,075,000	LD Holdings Group LLC, Sr. Unsecd. Note, 144A, 6.125%, 4/1/2028	4,790,394
2,400,000	Navient Corp., Sr. Unsecd. Note, 4.875%, 3/15/2028	2,422,512
7,850,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	8,389,688
1,725,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	1,886,719
775,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	856,282
4,875,000	Quicken Loans, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/15/2028	5,258,906
3,000,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	3,037,500
6,250,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	6,312,500
2,600,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 2.875%, 10/15/2026	2,543,970
2,275,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	2,260,781
8,975,000	United Shore Financial Services, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	9,058,288
5,250,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	5,104,831
	TOTAL	51,922,371
	Food & Beverage—2.9%
3,750,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	3,842,625
3,925,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	4,038,217
5,425,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2025	5,709,812
7,825,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	8,919,385
7,375,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 5.200%, 7/15/2045	9,252,939
3,650,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 144A, 4.250%, 3/1/2031	4,128,797
1,800,000	Lamb Weston Holdings, Inc., Sr. Unsecd. Note, 144A, 4.875%, 5/15/2028	1,980,900
3,500,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	3,513,160
3,325,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.500%, 9/15/2031	3,289,689
4,400,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.625%, 4/15/2030	4,439,512
7,125,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	7,494,431

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Food & Beverage—continued
$ 8,975,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	$9,338,263
2,125,000	US Foods, Inc., Sec. Fac. Bond, 144A, 6.250%, 4/15/2025	2,231,675
6,100,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	6,268,390
	TOTAL	74,447,795
	Gaming—4.2%
6,000,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	6,318,570
4,425,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	4,566,357
2,375,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	2,452,187
400,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 8.625%, 6/1/2025	434,000
2,300,000	Caesars Entertainment Corp., Sr. Unsecd. Note, 144A, 4.625%, 10/15/2029	2,331,625
600,000	CCM Merger, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2026	632,250
1,150,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 5.750%, 7/1/2025	1,213,796
3,875,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	4,084,279
6,175,000	Colt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	6,949,808
8,225,000	CRC Escrow Issuer LLC, Sr. Unsecd. Note, 144A, 5.250%, 10/15/2025	8,347,141
650,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 4.500%, 9/1/2026	707,688
1,600,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.750%, 2/1/2027	1,842,000
1,325,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 144A, 3.875%, 2/15/2029	1,412,781
1,525,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/15/2025	1,645,094
1,512,000	MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	1,587,600
1,475,000	MGM Resorts International, Sr. Unsecd. Note, 4.750%, 10/15/2028	1,556,125
1,682,000	MGM Resorts International, Sr. Unsecd. Note, 5.500%, 4/15/2027	1,827,073
550,000	MGM Resorts International, Sr. Unsecd. Note, 5.750%, 6/15/2025	600,188
2,300,000	MGM Resorts International, Sr. Unsecd. Note, 6.000%, 3/15/2023	2,434,987
3,000,000	MGM Resorts International, Sr. Unsecd. Note, 6.750%, 5/1/2025	3,165,000
2,625,000	Midwest Gaming Borrower LLC, 144A, 4.875%, 5/1/2029	2,677,500
11,925,000	Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	12,444,930
1,250,000	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, 144A, 7.875%, 10/15/2024	1,315,625
1,700,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2029	1,682,405
750,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	773,438
1,250,000	Raptor Acquistion Corp./Raptor Co-Issuer LLC, Sec. Fac. Bond, 144A, 4.875%, 11/1/2026	1,278,125
4,225,000	Scientific Games International, Inc., 144A, 8.625%, 7/1/2025	4,580,679
3,800,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	4,274,572
3,675,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 8.250%, 3/15/2026	3,904,687
4,900,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	4,983,790
7,825,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2025	7,949,535
2,295,000	Twin River Worldwide Holdings, Inc., Sr. Unsecd. Note, 144A, 6.750%, 6/1/2027	2,501,550
275,000	VICI Properties LP/VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 3.500%, 2/15/2025	280,844
1,850,000	VICI Properties LP/VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/15/2030	1,963,312
2,425,000	VICI Properties LP/VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.250%, 12/1/2026	2,535,531
2,175,000	VICI Properties LP/VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2029	2,340,844
	TOTAL	109,595,916
	Health Care—7.0%
500,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	521,273
300,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2028	315,740
3,975,000	AdaptHealth LLC, Sr. Unsecd. Note, 144A, 4.625%, 8/1/2029	3,976,987
4,250,000	AdaptHealth LLC, Sr. Unsecd. Note, 144A, 5.125%, 3/1/2030	4,258,032
3,000,000	Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	3,033,855
7,400,000	Avantor Funding, Inc., Sec. Fac. Bond, 144A, 4.625%, 7/15/2028	7,797,750

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Health Care—continued
$ 1,350,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 3.750%, 3/15/2029	$1,380,375
1,350,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/15/2031	1,416,123
250,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 4.250%, 5/1/2028	259,888
2,475,000	CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	2,408,274
8,550,000	CHS/Community Health Systems, Inc., 144A, 6.875%, 4/15/2029	8,581,934
2,425,000	CHS/Community Health Systems, Inc., 144A, 8.000%, 12/15/2027	2,646,281
1,325,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 5.625%, 3/15/2027	1,389,104
1,650,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2029	1,751,063
1,525,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.625%, 2/15/2025	1,597,438
2,375,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	2,521,597
6,075,000	Davita, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	6,256,404
10,650,000	Global Medical Response, Inc., Sec. Fac. Bond, 144A, 6.500%, 10/1/2025	11,022,750
5,550,000	HCA, Inc., Sr. Unsecd. Note, 3.500%, 9/1/2030	5,885,164
8,300,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	9,285,625
3,950,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 9/1/2026	4,524,330
1,375,000	HCA, Inc., Sr. Unsecd. Note, 5.625%, 9/1/2028	1,637,556
1,425,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/15/2026	1,635,188
1,425,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/1/2029	1,714,186
1,650,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 5/1/2023	1,775,846
5,900,000	IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	6,054,108
1,325,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	1,377,907
2,175,000	LifePoint Health, Inc., 144A, 6.750%, 4/15/2025	2,288,317
1,175,000	LifePoint Health, Inc., Sec. Fac. Bond, 144A, 4.375%, 2/15/2027	1,173,531
5,550,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2029	5,407,282
7,900,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 9.750%, 12/1/2026	8,354,250
3,825,000	MEDNAX, Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2027	4,025,812
5,050,000	Mozart Debt Merger Sub, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/1/2029	5,050,000
8,525,000	Mozart Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	8,525,000
2,725,000	MPH Acquisition Holdings LLC, Sr. Note, 144A, 5.500%, 9/1/2028	2,721,253
13,575,000	MPH Acquisition Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 11/1/2028	12,807,877
6,100,000	Team Health Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 2/1/2025	5,905,959
1,100,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	1,148,125
475,000	Teleflex, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/1/2028	494,463
4,925,000	Tenet Healthcare Corp., 144A, 4.250%, 6/1/2029	5,005,031
700,000	Tenet Healthcare Corp., 144A, 4.625%, 6/15/2028	726,219
2,900,000	Tenet Healthcare Corp., 144A, 4.875%, 1/1/2026	3,004,893
1,750,000	Tenet Healthcare Corp., 144A, 5.125%, 11/1/2027	1,826,562
3,250,000	Tenet Healthcare Corp., 144A, 6.250%, 2/1/2027	3,375,937
350,000	Tenet Healthcare Corp., 144A, 7.500%, 4/1/2025	371,875
1,194,000	Tenet Healthcare Corp., Sr. Secd. Note, 4.625%, 7/15/2024	1,213,403
1,500,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	1,618,875
9,675,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2028	10,175,778
1,625,000	Vizient, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/15/2027	1,702,342
	TOTAL	181,947,562
	Health Insurance—0.9%
1,925,000	Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	1,937,031
4,850,000	Centene Corp., Sr. Unsecd. Note, 2.625%, 8/1/2031	4,823,277
2,125,000	Centene Corp., Sr. Unsecd. Note, 3.000%, 10/15/2030	2,180,781
675,000	Centene Corp., Sr. Unsecd. Note, Series WI, 3.375%, 2/15/2030	699,671
6,275,000	Centene Corp., Sr. Unsecd. Note, Series WI, 4.250%, 12/15/2027	6,575,572

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Insurance—continued
$ 4,850,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	$5,291,593
1,450,000		Molina Healthcare, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2028	1,510,364
		TOTAL	23,018,289
		Independent Energy—5.5%
1,500,000		Antero Resources Corp., Sr. Unsecd. Note, 5.000%, 3/1/2025	1,538,250
1,625,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	1,713,400
1,450,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 7.625%, 2/1/2029	1,622,913
829,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 8.375%, 7/15/2026	940,069
700,000		Apache Corp., Sr. Unsecd. Note, 4.625%, 11/15/2025	753,375
2,750,000		Apache Corp., Sr. Unsecd. Note, 4.875%, 11/15/2027	3,002,367
2,300,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	2,352,842
3,525,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	3,648,340
900,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	982,458
949,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	1,301,777
2,550,000		Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	2,601,245
950,000		Callon Petroleum Corp., Sr. Unsecd. Note, 6.125%, 10/1/2024	935,180
1,200,000		Callon Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.375%, 7/1/2026	1,150,014
2,950,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.250%, 7/15/2025	2,888,153
225,000		Centennial Resource Production, LLC, Sr. Unsecd. Note, 144A, 5.375%, 1/15/2026	221,189
4,975,000		Centennial Resource Production, LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	5,076,241
3,175,000	[1,2]	Chesapeake Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2024	95,250
550,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2026	575,438
625,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 144A, 5.875%, 2/1/2029	668,563
875,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 5.875%, 1/15/2030	911,221
8,025,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	8,677,031
2,025,000		Continental Resources, Inc., Sr. Unsecd. Note, 4.375%, 1/15/2028	2,242,687
4,925,000		Continental Resources, Inc., Sr. Unsecd. Note, 144A, 5.750%, 1/15/2031	5,959,250
900,000		Crownrock LP/ Crownrock F, Sr. Unsecd. Note, 144A, 5.000%, 5/1/2029	940,815
7,025,000		Crownrock LP/ Crownrock F, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2025	7,198,517
500,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.500%, 1/30/2026	521,513
2,000,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.750%, 1/30/2028	2,107,500
2,675,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 6.625%, 7/15/2025	2,822,125
1,350,000		EQT Corp., Sr. Unsecd. Note, 3.900%, 10/1/2027	1,462,880
675,000		EQT Corp., Sr. Unsecd. Note, 5.000%, 1/15/2029	760,860
1,000,000		EQT Corp., Sr. Unsecd. Note, 6.625%, 2/1/2025	1,145,800
925,000		EQT Corp., Sr. Unsecd. Note, 7.500%, 2/1/2030	1,191,816
2,250,000		EQT Corp., Sr. Unsecd. Note, 144A, 3.125%, 5/15/2026	2,309,332
1,600,000		EQT Corp., Sr. Unsecd. Note, 144A, 3.625%, 5/15/2031	1,669,200
1,400,000		Oasis Petroleum, Inc., Sr. Unsecd. Note, 144A, 6.375%, 6/1/2026	1,468,775
1,600,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.200%, 8/15/2026	1,635,520
1,350,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	1,386,288
3,025,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.500%, 6/15/2025	3,149,736
1,325,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.100%, 2/15/2047	1,262,294
4,150,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.300%, 8/15/2039	4,100,304
2,000,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.400%, 8/15/2049	1,966,060
425,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.500%, 7/15/2044	427,784
2,700,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	3,029,400
2,900,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.125%, 1/1/2031	3,485,002
4,175,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.450%, 9/15/2036	5,257,891
5,325,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.625%, 9/1/2030	6,569,719

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$ 500,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 7.150%, 5/15/2028	$588,065
2,075,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 8.000%, 7/15/2025	2,481,534
1,250,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 8.500%, 7/15/2027	1,567,850
1,825,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 8.875%, 7/15/2030	2,481,416
675,000		PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	685,969
4,450,000		PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	4,639,125
1,575,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	1,664,854
524,000		Range Resources Corp., Sr. Unsecd. Note, 5.000%, 3/15/2023	544,305
2,775,000		Range Resources Corp., Sr. Unsecd. Note, 144A, 8.250%, 1/15/2029	3,125,482
2,150,000		Range Resources Corp., Sr. Unsecd. Note, Series WI, 9.250%, 2/1/2026	2,346,295
1,825,000		Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	1,854,656
4,000,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	4,029,600
650,000		SM Energy Co., Sr. Unsecd. Note, 6.500%, 7/15/2028	673,771
650,000		SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	667,625
2,250,000		SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	2,300,827
975,000		Southwestern Energy Co., Sr. Unsecd. Note, 5.375%, 3/15/2030	1,053,463
1,075,000		Southwestern Energy Co., Sr. Unsecd. Note, 7.750%, 10/1/2027	1,162,666
2,900,000		Southwestern Energy Co., Sr. Unsecd. Note, 8.375%, 9/15/2028	3,288,542
2,200,000		Tap Rock Resources LLC., Sr. Unsecd. Note, 144A, 7.000%, 10/1/2026	2,255,000
3,025,000	[1,2,3]	Ultra Resources, Inc., Escrow Security, 0.000%, 4/15/2025	0
		TOTAL	143,137,429
		Industrial - Other—0.9%
1,575,000		Booz Allen Hamilton, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	1,616,533
700,000		Booz Allen Hamilton, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/1/2029	718,375
1,975,000		Cushman & Wakefield US Borrower LLC, Sec. Fac. Bond, 144A, 6.750%, 5/15/2028	2,145,344
750,000		Madison Iaq LLC, Sec. Fac. Bond, 144A, 4.125%, 6/30/2028	750,949
8,675,000		Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	8,751,383
700,000		Roller Bearing Co. of America, Inc., 144A, 4.375%, 10/15/2029	718,375
4,529,000		Vertical Holdco GmbH, Sr. Unsecd. Note, 144A, 7.625%, 7/15/2028	4,846,030
3,900,000		Vertical U.S. Newco, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2027	4,091,977
		TOTAL	23,638,966
		Insurance - P&C—4.4%
10,875,000		Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	11,270,089
7,525,000		AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	7,640,132
6,294,232		Ardonagh Midco 2 PLC, Sr. Unsecd. Note, 144A, 11.500% / 12.750% PIK, 1/15/2027	6,898,510
6,125,000		AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2029	6,171,948
7,950,000		AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	8,086,740
8,250,000		Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	8,230,241
2,250,000		GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	2,377,271
27,700,000		Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	28,669,500
550,000		NFP Corp., Sec. Fac. Bond, 4.875%, 8/15/2028	560,038
19,100,000		NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 8/15/2028	19,528,031
13,875,000		USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	14,138,209
		TOTAL	113,570,709
		Leisure—0.6%
7,875,000		SeaWorld Parks & Entertainment, Inc., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2029	8,066,953
1,125,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/31/2024	1,136,953
5,950,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	6,150,812
875,000		Six Flags Theme Parks, Sec. Fac. Bond, 144A, 7.000%, 7/1/2025	932,969
		TOTAL	16,287,687

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Lodging—0.4%
$ 2,000,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	$1,972,500
2,475,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.750%, 5/1/2029	2,502,844
2,475,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	2,668,669
1,875,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	2,013,769
2,075,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	2,168,748
	TOTAL	11,326,530
	Media Entertainment—7.9%
5,400,000	AMC Networks, Inc., Sec. Fac. Bond, 4.250%, 2/15/2029	5,379,750
2,325,000	AMC Networks, Inc., Sr. Unsecd. Note, 4.750%, 8/1/2025	2,386,031
2,360,000	AMC Networks, Inc., Sr. Unsecd. Note, 5.000%, 4/1/2024	2,393,595
5,825,000	Audacy Capital Corp., 144A, 6.500%, 5/1/2027	5,967,975
5,950,000	Audacy Capital Corp., 144A, 6.750%, 3/31/2029	6,004,740
6,339,000	Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	6,568,789
4,250,000	Diamond Sports Group LLC/Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 5.375%, 8/15/2026	2,810,312
5,925,000	Diamond Sports Group LLC/Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 6.625%, 8/15/2027	2,602,142
1,475,000	Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	1,583,781
3,775,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2030	3,713,656
5,775,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	5,968,462
450,000	iHeartCommunications, Inc., 6.375%, 5/1/2026	475,380
1,625,000	iHeartCommunications, Inc., 144A, 4.750%, 1/15/2028	1,676,594
4,300,000	iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	4,473,333
14,836,766	iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	15,875,340
225,000	Lamar Media Corp., Sr. Unsecd. Note, 4.000%, 2/15/2030	231,919
2,700,000	Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	2,865,375
575,000	Lamar Media Corp., Sr. Unsecd. Note, 144A, 3.625%, 1/15/2031	575,719
3,075,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 3.625%, 10/1/2031	3,042,343
4,275,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	4,456,687
1,550,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2028	1,622,424
3,750,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	3,929,906
10,125,000	Midas Opco Holdings, LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	10,489,500
6,700,000	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 4.750%, 11/1/2028	6,958,854
8,800,000	Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	9,321,180
825,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 4.500%, 7/15/2029	807,716
2,150,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 4.750%, 7/15/2031	2,094,208
850,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2025	871,250
2,750,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 10/1/2028	2,856,562
7,425,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.875%, 10/1/2030	7,826,841
1,400,000	Outfront Media Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2029	1,389,465
3,575,000	Outfront Media Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	3,587,057
1,350,000	Outfront Media Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 6.250%, 6/15/2025	1,427,625
1,300,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 3.875%, 1/15/2029	1,306,162
4,575,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2031	4,504,659
5,150,000	Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	5,292,578
725,000	Sinclair Television Group, Sec. Fac. Bond, 144A, 4.125%, 12/1/2030	709,594
2,450,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	2,436,011
4,025,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	3,998,515
9,450,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	9,662,625
4,450,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2028	4,555,020
7,875,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	8,121,487
14,675,000	Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	15,536,276

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Media Entertainment—continued
$ 1,525,000	Townsquare Media, Inc., Sec. Fac. Bond, 144A, 6.875%, 2/1/2026	$1,601,723
4,175,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 4.500%, 5/1/2029	4,248,062
6,150,000	Urban One, Inc., Sec. Fac. Bond, 144A, 7.375%, 2/1/2028	6,602,086
1,350,000	WMG Acquisition Corp., Sec. Fac. Bond, 144A, 3.875%, 7/15/2030	1,405,688
2,825,000	WMG Acquisition Corp., Sr. Unsecd. Note, 144A, 3.000%, 2/15/2031	2,761,438
	TOTAL	204,976,435
	Metals & Mining—1.4%
5,150,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	5,265,875
7,725,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.875%, 3/1/2031	7,985,719
5,650,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	5,432,447
600,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.125%, 3/1/2028	622,500
675,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.250%, 3/1/2030	715,500
2,775,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.375%, 8/1/2028	2,906,812
3,825,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.625%, 8/1/2030	4,140,562
2,450,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.000%, 9/1/2027	2,557,188
1,900,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2029	2,066,250
2,775,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	3,336,937
	TOTAL	35,029,790
	Midstream—7.7%
450,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.500%, 5/20/2025	497,723
1,350,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	1,527,188
7,050,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	7,975,312
2,825,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.375%, 6/15/2029	2,913,281
8,950,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	9,256,985
7,200,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	7,470,000
5,200,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.875%, 5/15/2026	5,695,092
2,375,000	Buckeye Partners, Sr. Unsecd. Note, 144A, 4.500%, 3/1/2028	2,414,793
1,400,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 5.625%, 10/1/2026	1,439,375
1,550,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 144A, 3.250%, 1/31/2032	1,557,053
5,650,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 144A, 4.000%, 3/1/2031	5,923,742
5,000,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series WI, 4.500%, 10/1/2029	5,321,900
1,400,000	Cheniere Energy, Inc., Sr. Secd. Note, 144A, 4.625%, 10/15/2028	1,477,000
8,950,000	CNX Midstream Partners LP/CNX Midstream Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 3/15/2026	9,406,674
4,425,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	4,499,008
4,125,000	DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	4,253,906
2,925,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 1/15/2029	3,038,344
6,350,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2031	6,612,064
4,350,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	4,898,100
826,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 4.750%, 7/15/2023	863,624
5,300,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 5.500%, 7/15/2028	5,829,311
3,925,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 6.500%, 7/15/2048	4,472,204
1,750,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	1,920,538
1,325,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 4.250%, 2/15/2030	1,341,563
700,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2026	727,125
4,050,000	Hess Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	4,235,490
4,475,000	Holly Energy Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	4,543,244
4,925,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.625%, 4/28/2027	5,254,827
2,875,000	NuStar Logistics LP, Sr. Unsecd. Note, 6.000%, 6/1/2026	3,110,348
950,000	NuStar Logistics LP, Sr. Unsecd. Note, 6.375%, 10/1/2030	1,046,188
3,850,000	Oasis Midstream Partners, Sr. Unsecd. Note, 144A, 8.000%, 4/1/2029	4,010,102

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$ 2,650,000	Rattler Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.625%, 7/15/2025	$2,762,757
1,700,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	1,823,939
4,425,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	4,627,510
7,475,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	7,764,656
4,350,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.500%, 8/15/2022	4,336,711
3,225,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.750%, 4/15/2025	2,949,762
1,975,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 5.500%, 2/15/2026	2,017,166
2,750,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 4.875%, 2/1/2031	2,970,000
3,550,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	3,731,938
4,450,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.375%, 2/1/2027	4,616,652
5,125,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.875%, 4/15/2026	5,358,828
1,925,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 6.500%, 7/15/2027	2,077,999
800,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 4.000%, 1/15/2032	827,760
7,975,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	8,730,133
1,850,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	1,889,035
1,525,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.000%, 7/1/2022	1,550,132
2,250,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.500%, 3/1/2028	2,417,535
1,875,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	2,031,731
825,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.750%, 8/15/2028	901,090
8,300,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.300%, 3/1/2048	9,581,893
2,200,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.450%, 4/1/2044	2,531,254
575,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.500%, 8/15/2048	673,845
1,375,000	Western Midstream Operating, LP, Sr. Unsecd. Note, 5.300%, 2/1/2030	1,521,094
	TOTAL	201,225,524
	Oil Field Services—1.8%
7,150,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	7,404,468
8,675,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	9,133,994
4,100,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2026	3,994,199
2,500,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	2,372,925
1,775,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2029	1,856,650
2,575,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	2,650,036
3,600,000	Shelf Drilling Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/15/2025	2,831,868
6,550,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	6,943,688
8,991,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	9,373,134
	TOTAL	46,560,962
	Packaging—4.9%
11,475,000	ARD Finance SA, Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	12,204,810
4,875,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	4,935,937
10,275,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	10,474,078
2,775,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	2,828,766
5,150,000	Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	5,005,156
1,250,000	Ball Corp., Sr. Unsecd. Note, 3.125%, 9/15/2031	1,236,035
4,650,000	Berry Global Escrow Corp., 144A, 4.875%, 7/15/2026	4,888,545
2,800,000	Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	2,962,288
3,200,000	Bway Holding Co., Sec. Fac. Bond, 144A, 5.500%, 4/15/2024	3,232,000
8,375,000	Bway Holding Co., Sr. Unsecd. Note, 144A, 7.250%, 4/15/2025	8,334,800
2,750,000	Crown Americas LLC/Crown Americas Capital Corp. VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	2,837,588
1,575,000	Crown Americas LLC, Sr. Unsecd. Note, 4.500%, 1/15/2023	1,654,144
12,500,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2025	12,671,875
12,700,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2026	13,287,375

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Packaging—continued
$ 5,125,000		Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2025	$5,488,516
3,750,000		Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.375%, 8/15/2025	4,163,888
2,200,000		Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	2,360,545
3,750,000		Reynolds Group Issuer, Inc. / LLC / LU, Sec. Fac. Bond, 144A, 4.000%, 10/15/2027	3,717,281
2,550,000		Sealed Air Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/1/2027	2,720,404
850,000		Sealed Air Corp., Sr. Unsecd. Note, 144A, 4.875%, 12/1/2022	884,115
900,000		Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.250%, 4/1/2023	941,625
5,050,000		Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.625%, 11/1/2025	5,138,981
4,650,000		Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.250%, 8/1/2024	4,892,311
2,700,000		Trivium Packaging Finance BV, Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	2,831,112
8,275,000		Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	8,895,625
		TOTAL	128,587,800
		Paper—0.5%
2,625,000		Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 4.750%, 8/15/2028	2,702,096
6,125,000		Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2025	6,611,356
1,075,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2028	1,092,990
3,625,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	3,611,406
		TOTAL	14,017,848
		Pharmaceuticals—4.1%
2,250,000		Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 4.875%, 6/1/2028	2,334,375
2,625,000		Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.500%, 11/1/2025	2,667,656
1,450,000		Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.750%, 8/15/2027	1,520,687
2,125,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/30/2028	2,019,207
3,800,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	3,544,526
4,900,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/30/2030	4,576,698
2,650,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.250%, 2/15/2031	2,440,796
10,784,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/15/2025	11,020,170
11,100,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	10,999,434
1,550,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	1,590,656
8,825,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 8.500%, 1/31/2027	9,411,421
2,775,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.000%, 12/15/2025	2,932,412
750,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.250%, 4/1/2026	801,919
2,150,000		Catalent Pharma Solutions, Inc., Sr. Unsecd. Note, 144A, 3.500%, 4/1/2030	2,152,687
3,500,000		Endo Dac/Endo Finance LLC/Endo Finco, Inc., Term Loan - 2nd Lien, 144A, 9.500%, 7/31/2027	3,512,635
5,178,000		Endo Dac/Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 6/30/2028	3,711,487
1,850,000		Endo Luxembourg Financial Co. I SARL, 144A, 6.125%, 4/1/2029	1,852,507
1,525,000		Grifols Escrow Issuer SA, 144A, 4.750%, 10/15/2028	1,560,075
3,525,000		HCRX Investments Holdco, LP, Sec. Fac. Bond, 144A, 4.500%, 8/1/2029	3,547,049
3,350,000		Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 4.625%, 6/15/2025	3,484,000
2,000,000		Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 5.000%, 6/15/2028	2,155,340
5,900,000		Jazz Securities Designated Activity Co., 144A, 4.375%, 1/15/2029	6,121,545
7,125,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2025	3,593,672
9,150,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2023	4,649,527
1,100,000		Organon Finance 1 LLC, Sec. Fac. Bond, 144A, 4.125%, 4/30/2028	1,123,375
6,225,000		Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	6,546,210
975,000		Par Pharmaceutical Cos., Inc., Sec. Fac. Bond, 144A, 7.500%, 4/1/2027	994,568
4,475,000		Syneos Health, Inc., Sr. Unsecd. Note, 144A, 3.625%, 1/15/2029	4,468,064
		TOTAL	105,332,698
		Restaurant—1.4%
750,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan - 1st Lien, 144A, 3.500%, 2/15/2029	743,438

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Restaurant—continued
$ 1,175,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 3.875%, 1/15/2028	$1,188,042
22,375,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan - 2nd Lien, 144A, 4.000%, 10/15/2030	22,179,219
2,675,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	2,719,030
525,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, 144A, 4.750%, 6/1/2027	548,762
1,325,000	Yum! Brands, Inc., Sr. Unsecd. Note, 3.625%, 3/15/2031	1,333,732
4,775,000	Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	5,103,281
2,425,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	2,631,295
350,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 7.750%, 4/1/2025	374,666
	TOTAL	36,821,465
	Retailers—0.4%
2,575,000	Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	2,784,219
1,000,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	1,003,750
1,400,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.875%, 10/1/2031	1,401,750
3,675,000	NMG Holding Co., Inc., 144A, 7.125%, 4/1/2026	3,904,687
1,150,000	William Carter Co., Sr. Unsecd. Note, 144A, 5.500%, 5/15/2025	1,209,743
	TOTAL	10,304,149
	Supermarkets—0.6%
1,656,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 5.750%, 3/15/2025	1,691,024
550,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.250%, 3/15/2026	559,463
11,125,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	11,116,378
900,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 4.875%, 2/15/2030	970,875
900,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	959,625
1,400,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	1,513,750
	TOTAL	16,811,115
	Technology—7.1%
3,625,000	AMS AG, Sr. Unsecd. Note, 144A, 7.000%, 7/31/2025	3,894,845
5,100,000	Black Knight InfoServ LLC, Sr. Unsecd. Note, 144A, 3.625%, 9/1/2028	5,131,875
2,975,000	Boxer Parent Co., Inc., 144A, 9.125%, 3/1/2026	3,127,766
6,250,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	6,601,687
2,525,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 3.250%, 2/15/2029	2,591,281
1,350,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 4.250%, 4/1/2028	1,411,391
1,000,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.500%, 12/1/2024	1,102,500
4,100,000	Centerfield Media Parent, Sr. Note, 144A, 6.625%, 8/1/2026	4,227,920
1,075,000	Clarivate Science Holdings Corp., Sec. Fac. Bond, 144A, 3.875%, 7/1/2028	1,076,344
4,100,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	4,113,120
1,725,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	1,776,750
3,850,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	4,004,962
14,675,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2024	15,025,219
850,000	Diebold Nixdorf, Inc., Sr. Secd. Note, 144A, 9.375%, 7/15/2025	931,286
3,300,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	3,320,625
1,025,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2030	1,056,211
1,275,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 4.500%, 7/1/2028	1,340,344
2,100,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	2,134,125
6,525,000	Helios Software Holdings, Sec. Fac. Bond, 144A, 4.625%, 5/1/2028	6,435,281
9,750,000	Logan Merger Sub, Inc., Sr. Secd. Note, 144A, 5.500%, 9/1/2027	9,932,812
525,000	Microchip Technology, Inc., Sr. Unsecd. Note, 144A, 4.250%, 9/1/2025	549,090
3,500,000	MSCI, Inc., Sr. Unsecd. Note, 144A, 3.625%, 9/1/2030	3,622,500
4,925,000	NCR Corp., 144A, 5.125%, 4/15/2029	5,085,062
1,950,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	1,994,967
4,800,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2030	5,041,416

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 1,875,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/1/2027	$1,980,600
4,275,000	NCR Corp., Sr. Unsecd. Note, 144A, 6.125%, 9/1/2029	4,643,719
5,225,000	Nuance Communications, Inc., Sr. Unsecd. Note, 5.625%, 12/15/2026	5,414,406
1,475,000	ON Semiconductor Corp., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	1,524,781
2,975,000	Open Text Corp., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	3,038,219
1,325,000	Open Text Corp., Sr. Unsecd. Note, 144A, 4.125%, 2/15/2030	1,363,094
2,600,000	PTC, Inc., Sr. Unsub., 144A, 3.625%, 2/15/2025	2,642,250
4,050,000	Qorvo, Inc., Sr. Unsecd. Note, 4.375%, 10/15/2029	4,419,562
2,075,000	Qorvo, Inc., Sr. Unsecd. Note, 144A, 3.375%, 4/1/2031	2,190,474
4,500,000	Rackspace Technology, Inc., 144A, 3.500%, 2/15/2028	4,349,340
6,675,000	Rackspace Technology, Inc., Sr. Unsecd. Note, 144A, 5.375%, 12/1/2028	6,568,267
8,000,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	7,931,040
675,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	698,423
4,200,000	Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 3.125%, 7/15/2029	4,067,070
3,150,000	Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 3.375%, 7/15/2031	3,075,187
1,250,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	1,274,000
1,675,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	1,805,290
775,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	781,270
10,375,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	10,968,320
1,034,000	Star Merger Sub, Inc., 144A, 6.875%, 8/15/2026	1,085,700
5,610,000	Star Merger Sub, Inc., Sr. Unsecd. Note, 144A, 10.250%, 2/15/2027	6,042,924
1,575,000	Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	1,613,304
1,975,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	1,969,668
9,000,000	Veritas US, Inc./Veritas Bermuda, Ltd., Sr. Secd. Note, 144A, 7.500%, 9/1/2025	9,371,250
1,050,000	Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	1,053,623
	TOTAL	185,401,160
	Transportation Services—0.5%
4,225,000	Stena International S.A., Sec. Fac. Bond, 144A, 6.125%, 2/1/2025	4,376,255
6,775,000	Watco Cos LLC/Finance Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2027	7,260,564
	TOTAL	11,636,819
	Utility - Electric—2.7%
3,625,000	Calpine Corp., 144A, 4.500%, 2/15/2028	3,702,031
604,000	Calpine Corp., 144A, 5.250%, 6/1/2026	622,108
4,900,000	Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	4,722,375
975,000	Calpine Corp., Sr. Unsecd. Note, 144A, 4.625%, 2/1/2029	961,594
2,600,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	2,603,250
3,875,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	3,929,188
8,775,000	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	9,087,609
4,855,000	NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	5,035,606
925,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	914,067
1,000,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2031	983,500
6,675,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2032	6,608,250
1,000,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	1,065,000
975,000	NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	1,038,375
1,875,000	Pattern Energy Operations LP/Pattern Energy Operations, Inc., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2028	1,957,031
2,975,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	3,116,313
7,050,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	7,578,750
4,225,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 4.375%, 5/1/2029	4,256,180
2,975,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.000%, 7/31/2027	3,075,406
3,600,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	3,703,320

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$ 4,325,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	$4,482,041
		TOTAL	69,441,994
		Wireless Communications—1.3%
5,375,000		Numericable-SFR SAS, 144A, 7.375%, 5/1/2026	5,583,819
800,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	1,025,000
3,150,000		Sprint Corp., Sr. Unsecd. Note, 7.125%, 6/15/2024	3,589,267
3,625,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	4,242,084
1,750,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 3/1/2026	2,122,706
825,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.000%, 11/15/2022	868,494
1,300,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 2.250%, 2/15/2026	1,316,250
3,500,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 2.875%, 2/15/2031	3,534,125
325,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2028	345,719
5,475,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 144A, 2.250%, 2/15/2026	5,543,437
4,850,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 144A, 3.375%, 4/15/2029	5,065,825
		TOTAL	33,236,726
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,477,038,521)	2,540,515,569
		COMMON STOCKS—0.4%
		Chemicals—0.1%
62,324	[2]	Hexion Holdings Corp.	1,371,128
		Media Entertainment—0.1%
67,010	[2]	iHeartMedia, Inc.	1,676,590
		Oil Field Services—0.2%
140,672	[2,3]	Superior Energy Services, Inc.	6,189,568
		TOTAL COMMON STOCKS (IDENTIFIED COST $6,628,348)	9,237,286
		FLOATING RATE LOANS—0.2%
		Health Care—0.1%
$ 3,030,464	[4]	Envision Healthcare Corp., PIK Term Loan - 1st Lien, Series B, 7.000% (1-month USLIBOR 1.000% Floor +6.000%), 10/10/2025	2,578,410
		Independent Energy—0.1%
1,976,000	[4]	Ascent Resources Utica Holdings, LLC, Term Loan - 2nd Lien, 10.000% (3-month USLIBOR 1.000% Floor +9.000%), 11/1/2025	2,169,480
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $7,344,797)	4,747,890
		WARRANTS—0.0%
		Independent Energy—0.0%
17,432	[2]	Chesapeake Energy Corp., Warrants, Expiration Date 2/9/2026	555,558
15,021	[2]	Chesapeake Energy Corp., Warrants, Expiration Date 2/9/2026	543,910
		TOTAL WARRANTS (IDENTIFIED COST $3,092,205)	1,099,468
		INVESTMENT COMPANY—2.4%
63,194,532		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.02%[5] (IDENTIFIED COST $63,218,836)	63,213,490
		TOTAL INVESTMENT IN SECURITIES—100.7% (IDENTIFIED COST $2,557,322,707)	2,618,813,703
		OTHER ASSETS AND LIABILITIES - NET—(0.7)%[6]	(19,168,423)
		TOTAL NET ASSETS—100%	$2,599,645,280

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended September 30, 2021, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 12/31/2020	$34,452,869
Purchases at Cost	$754,858,257
Proceeds from Sales	$(726,100,268)
Change in Unrealized Appreciation/Depreciation	$14,089
Net Realized Gain/(Loss)	$(11,457)
Value as of 9/30/2021	$63,213,490
Shares Held as of 9/30/2021	63,194,532
Dividend Income	$10,146

1	Issuer in default.
2	Non-income-producing security.
3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

4	Floating/variable note with current rate and current maturity or next reset date shown.
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$2,540,515,569	$0	$2,540,515,569
Floating Rate Loans	—	4,747,890	—	4,747,890
Warrants	1,099,468	—	—	1,099,468
Equity Securities:
Common Stocks
Domestic	3,047,718	—	6,189,568	9,237,286
Investment Company	63,213,490	—	—	63,213,490
TOTAL SECURITIES	$67,360,676	$2,545,263,459	$6,189,568	$2,618,813,703

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
PIK	—Payment in Kind